Filed Pursuant to Rule 485(b)
Registration No.  33-18030
       811-5371

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____	___
Post-Effective Amendment No. 49	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 52	X

RUSSELL INVESTMENT FUNDS
                                 (Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington                                  98101
                         (Address of Principal Executive Office)                                    (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden, Associate General Counsel Russell Investment Funds 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
( X )	on May 1, 2013 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C
The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 48 to Registration Nos. 33-18030 and 811-5371 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 49 to Registration Nos. 33-18030 and 811-5371.  This Post-Effective Amendment No. 49 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 48.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before May 1, 2013.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.   The Registrant has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 5th day of April, 2013.

                  RUSSELL INVESTMENT FUNDS
                Registrant

                By:                        *
                  Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 5, 2013.

Signatures	Signatures
* Sandra Cavanaugh, Trustee, President and Chief Executive Officer	* Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer
* Thaddas L. Alston, Trustee	* Kristianne Blake, Trustee
* Cheryl Burgermeister, Trustee	* Daniel P. Connealy, Trustee
* Jonathan Fine, Trustee	* Raymond P. Tennison, Jr., Trustee
* Jack R. Thompson, Trustee	* Julie W. Weston, Trustee
/s/ Jessica Gates *By Jessica Gates Attorney-in-fact

*  Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 48 to Registration Statement Nos. 33-18030 and 811-5371.